Investment Risks	Nov. 01, 2025
Hussman Strategic Market Cycle Fund | Risks of Common Stocks
Prospectus [Line Items]
Risk [Text Block]

Risks of Common Stocks

General movements in the stock market will affect the prices of the common stocks in which the Fund invests and thus, the Fund’s share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund.

The values of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, decisions by the Federal Reserve, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company or its industry, confidence (or a lack of confidence), or real or perceived adverse market or political conditions. Investor perceptions may be based on various unpredictable factors, including expectations on government, economic or fiscal policies, inflation, economic expansion and global or regional political or economic expectations. Local, regional or global events such as war, acts of terrorism, government defaults or shutdowns, natural or environmental disasters, the spread of infectious illness or other public health issues, high inflation, recessions, the imposition of tariffs, re-negotiated trade agreements or retaliatory measures, or other events could also have a significant adverse impact on the Fund and the value of its investments.

The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, supply chain disruptions, and impacted the financial performance of companies in export-driven industries or those dependent on cross-border inputs. In recent months, the U.S. government has taken steps to revise certain trade relationships and impose tariffs on specific goods, which has, in turn, triggered reciprocal measures from trading partners. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests.

Hussman Strategic Market Cycle Fund | Portfolio Management Risks
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risks

The success of the Fund’s investment program depends largely on the investment adviser’s skill in assessing the potential returns of securities in which the Fund invests and the ability of the investment adviser to classify prevailing market conditions with those historical instances having the greatest similarity. The investment adviser’s classification of prevailing market conditions may not account for every possible factor, and some factors may be deemed more significant than others. Because the Fund’s investment position at any given time will vary depending on the investment adviser’s assessment of current conditions in the stock market, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than would be the case for funds that do not employ strategies similar to those employed by the Fund. The Fund’s investment program also depends upon the investment adviser’s use of hedging strategies to vary the Fund’s exposure to general market fluctuations over the course of the market cycle, and there is no assurance that these strategies will be successful. The use of hedging strategies may adversely impact the investment performance of the Fund, particularly during times when the market advances despite market conditions that are unfavorable in the view of the investment adviser. For example, if the Fund has taken a defensive posture by hedging all or a portion of its positions to reduce the sensitivity of its portfolio to stock market fluctuations, and the market advances, the return to investors in the Fund will be lower than if the portfolio had maintained a larger exposure to the market. Alternatively, if the Fund has increased the sensitivity of its portfolio to stock market fluctuations, the Fund will experience a larger loss in the event of a market decline.

Hussman Strategic Market Cycle Fund | Market Capitalization and Sector Risks
Prospectus [Line Items]
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Market Capitalization and Sector Risks

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. The value of an individual stock may fluctuate due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or competitive conditions within an industry. This may increase the risk of loss associated with an investment in the Fund and increase the Fund’s share price volatility.

Hussman Strategic Market Cycle Fund | Hedging and Derivatives Risks
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Hedging and Derivatives Risks

The Fund may hedge its investment exposure to stocks by purchasing put options on stock indices; by writing covered call options on stocks which the Fund owns; by writing call options on stock indices; or by establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment adviser to be correlated with the Fund’s portfolio of common stocks. To the extent the Fund hedges its investment positions as part of its investment program, the Fund may hold a significant amount of cash proceeds resulting from call options written, and its investment performance may deviate significantly from the performance of a passive investment portfolio of stocks for substantial portions of a market cycle. When market conditions are unfavorable in the view of the investment adviser and the Fund’s holdings are hedged, the Fund may not benefit from general advances in the stock market to the same extent as if the Fund was not hedged. Alternatively, if the Fund has leveraged a portion of the exposure of its portfolio in a climate that has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times more than it would if the Fund had not leveraged its exposure to stocks. The Fund’s hedging strategy may also result in the investment performance of the Fund having limited correlation with the performance of the general stock market for meaningful periods of time.

The derivatives used by the Fund are subject to specific risks. When the Fund hedges by purchasing put options on stock indices, the Fund may incur a net loss of time value on the purchased options. When the Fund hedges by writing covered call options on stocks which the Fund owns, the Fund may not benefit from price advances in those stocks to the same extent that it would if the Fund had not employed hedging. When the Fund hedges its portfolio using short stock index futures or option combinations (such as simultaneously writing stock index call options and purchasing stock index put options), the Fund may incur a loss even when its portfolio is hedged if the returns on its positions in stocks do not exceed the returns of the securities and financial instruments used to hedge. This is known as “tracking risk” (or alternatively, “basis risk”).

The Fund does not invest solely in the securities that are included in any index or invest in business sectors in the same proportion as such sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular business sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying the options are unchanged.

Hussman Strategic Market Cycle Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Hussman Strategic Total Return Fund | Portfolio Management Risks
Prospectus [Line Items]
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Portfolio Management Risks

The success of the Fund’s investment program depends largely on the investment adviser’s skill in assessing the potential returns of the securities in which the Fund invests. It also depends on the investment adviser’s use of hedging strategies and alternatives to fixed-income securities that may not be employed by many other mutual funds, and there is no assurance that these strategies will be successful. The use of strategies to vary the Fund’s exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund and may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund. Also, because the Fund’s investment position at any given time will vary depending on the investment adviser’s assessment of the current conditions within the fixed-income securities market, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than would be the case for funds that do not employ strategies similar to those employed by the Fund. For example, if the Fund has taken a defensive investment posture by shortening the average maturity of its portfolio and interest rates decline, the return to investors in the Fund will be lower than if the portfolio had maintained a longer average maturity. Alternatively, if the Fund has increased the average maturity of its portfolio, the Fund will experience a larger loss if there is an increase in interest rates.

Hussman Strategic Total Return Fund | Hedging and Derivatives Risks
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Hedging and Derivatives Risks

The Fund may use options and futures on U.S. Treasury securities and options on Treasury ETFs to manage its exposure to fluctuations in interest rates. The Fund may use options on ETFs or indices to manage its equity exposure in specific sectors. The Fund may also use foreign currency ETFs to establish or modify the portfolio’s exposure to foreign currencies. The techniques used by the Fund to hedge investment risk are intended to protect against capital depreciation in the portfolio, but such techniques involve certain risks and may adversely impact the Fund’s investment performance. For example, a hedge using Treasury derivatives might not actually correlate well to the price movements of the fixed-income securities held by the Fund. When call or put options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying the options are unchanged. When Treasury call options are written by the Fund, it is possible that the Fund may experience a reduction in gains in the event that interest rates decline. When the Fund uses foreign currency ETFs in order to establish or modify the portfolio’s exposure to foreign currencies, it is possible that the Fund may experience a loss in the event of a decline in the value of the underlying foreign currency.

Hussman Strategic Total Return Fund | Monetary Policy and Political Risk
Prospectus [Line Items]
Risk [Text Block]

Monetary Policy and Political Risk

In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board kept the federal funds rate near 0% and purchased large quantities of U.S. Government securities in the open market (i.e., quantitative easing) in an effort to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. In 2020, Congress approved stimulus intended to offset the severity and duration of the adverse economic effects of COVID-19 and related business activity disruptions. In 2022, the Federal Reserve aggressively raised interest rates and sold some of the U.S. Government securities on its balance sheet (i.e. quantitative tightening) in an effort to address rising inflation. Although the Federal Reserve has begun to lower interest rates, economic or other factors, such as inflation, could stop these changes. There is a risk that future actions by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or increases or decreases in its holdings of U.S. Government securities, could result in increased volatility and less liquidity in the U.S. financial markets and the securities in which the Fund invests.

Hussman Strategic Total Return Fund | Risks of Fixed-Income Securities
Prospectus [Line Items]
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Risks of Fixed-Income Securities

General movements in interest rates will affect the prices of the fixed-income securities in which the Fund invests and thus, the Fund’s share price, on a daily basis. Significant declines are possible in both the general prices of fixed-income securities and the prices of the specific fixed-income securities held by the Fund.

Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to change, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. When interest rates rise, fixed-income securities in the Fund’s portfolio are likely to decline in price. Such price declines will be proportionally greater when the Fund’s holdings of these securities emphasize securities having longer maturities, which have greater interest rate risk and sensitivity to changes in interest rates than fixed-income securities having shorter maturities. It is difficult to accurately predict the direction of interest rates.

The Fund could lose money if the issuer of a bond or other fixed-income security in which it has invested fails to make scheduled principal or interest payments, or if the credit rating of the issuer is downgraded. Corporate debt has the greatest degree of credit risk among the fixed-income securities in which the Fund may invest. Although the Fund only purchases fixed-income securities having specified ratings, a security’s rating may thereafter be lowered. In such event, the Fund is not required to liquidate the position. When a debt security is rated below investment-grade (a so-called “junk” bond), it may be more difficult for the Fund to sell the security at a price approximating its market value, and there is greater risk of default in the payment of interest and principal.

Due to the long duration of Treasury zero-coupon bonds and Treasury interest strips, these securities are highly sensitive to interest rate fluctuations. The Fund’s ownership of these securities in a period of rising interest rates could cause a greater decline in the value of the Fund’s share price than if the Fund held coupon-bearing securities of a similar maturity. In addition, even though Treasury zero-coupon bonds and Treasury interest strips do not pay current income in cash, the Fund will be required to recognize interest income from these securities over the life of the investments and to distribute this income on a current basis, which may be taxable to shareholders.

Some fixed-income securities give the issuer the option to call, or redeem, those securities before their maturity dates. If an issuer calls a security during a period of declining interest rates, the Fund might not benefit from an increase in the value of the security, and might have to reinvest the proceeds in a security offering a lower yield.

Hussman Strategic Total Return Fund | Risks of Utility, Energy and Precious Metal Stocks and REITs
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Risks of Utility, Energy and Precious Metal Stocks and REITs

The Fund may invest in securities outside of the U.S. fixed-income market. These investments will generally include utility and other energy-related stocks, precious metals and mining stocks, and shares of REITs. Significant declines are possible both in the market in which such securities trade and in the prices of specific securities held by the Fund.

The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events or general economic conditions. The value of an individual stock may fluctuate due to factors that affect a particular industry or industries, or due to conditions that are not specifically related to the particular company, such as investor perceptions of the company, or its industry or real or perceived adverse market or political conditions. Local, regional or global events such as war, acts of terrorism, government defaults or shutdowns, natural or environmental disasters, the spread of infectious illness or other public health issues, high inflation, recessions, the imposition of tariffs, re-negotiated trade agreements, or retaliatory measures, or other events could also have a significant adverse impact on the Fund and the value of its investments. General stock market movements will affect the values of the Fund’s investments in utility and other energy-related stocks, precious metals stocks, and shares of REITs, which may comprise a significant portion of the Fund’s investments, depending on market conditions.

Investments in utility stocks are subject to special risks due to government regulation, which may reduce a utility’s return on invested capital and limit its ability to finance capital spending or to pass cost increases through to consumers. Stocks of utilities may also be more sensitive to changes in interest rates than other types of equity investments.

Investments in energy-related stocks are subject to the risks of obsolescence of existing technology, fluctuations in energy prices, supply and demand, the success of exploration projects and government regulations and policies. The energy market has experienced periods of volatility and fluctuation that is often based on political or other factors that are out of the control of the issuers of the securities.

Prices of gold and other precious metal stocks can be extremely volatile and may be directly or indirectly influenced by a variety of global economic, financial and political factors. The price of gold and other precious metals may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. The price of gold and precious metals may be affected by supply and demand, real or perceived inflationary trends and unpredictable monetary policies. Though precious metals investments may be used to hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical relationships will continue.

Investments in shares of REITs are generally subject to the risks associated with investing in real estate, which include, without limitation, possible declines in the value of real estate; adverse conditions in the real estate rental market; adverse general and local economic conditions; possible lack of availability of mortgage funds; overbuilding in a particular market; changes in interest rates; and environmental problems. Shares of REITs may also be more sensitive to changes in interest rates than other types of equity investments.

Hussman Strategic Total Return Fund | Foreign Investment Risk
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Foreign Investment Risk

The Fund may invest up to 30% of its net assets outside of the U.S. fixed-income market, which may include foreign government bond ETFs and foreign currency ETFs. Securities issued by foreign governments are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Political changes, changes in taxation, or currency controls could adversely affect the values of these investments. Foreign economies may also be less stable than the U.S. economy because of institutional weaknesses or economic dislocations and crises have occurred from time to time, both in developed and developing countries. The impact of political and diplomatic events within the global markets, such as the imposition of sanctions, counter sanctions and other retaliatory actions, may also adversely affect the foreign securities markets and the prices of securities held by the Fund. The risks associated with tensions or ongoing conflicts between nations, the precarious strategic competitive relationship between the U.S. and China, rising tensions involving the U.S., Iran and Israel, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S., in ways that cannot be foreseen.

In addition to investing in foreign government bond ETFs, the Fund may invest in utility stocks, energy stocks and precious metals stocks of foreign issuers. Securities of foreign issuers are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, trade balances, intervention (or lack thereof) by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls or other political developments.

Hussman Strategic Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Hussman Strategic Allocation Fund | Risks of Common Stocks
Prospectus [Line Items]
Risk [Text Block]

Risks of Common Stocks

General movements in the stock market will affect the prices of the common stocks in which the Fund invests and thus, the Fund’s share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund.

The values of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, decisions by the Federal Reserve, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company or its industry, confidence (or a lack of confidence), or real or perceived adverse market or political conditions. Investor perceptions may be based on various unpredictable factors, including expectations on government, economic or fiscal policies, inflation, economic expansion and global or regional political or economic expectations. Local, regional or global events such as war, acts of terrorism, government defaults or shutdowns, natural or environmental disasters, the spread of infectious illness or other public health issues, high inflation, recessions, the imposition of tariffs, re-negotiated trade agreements or retaliatory measures, or other events could also have a significant adverse impact on the Fund and the value of its investments.

The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, supply chain disruptions, and impacted the financial performance of companies in export-driven industries or those dependent on cross-border inputs. In recent months, the U.S. Government has taken steps to revise certain trade relationships and impose tariffs on specific goods, which has, in turn, triggered reciprocal measures from trading partners. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests.

Hussman Strategic Allocation Fund | Portfolio Management Risks
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risks

The success of the Fund’s investment program depends largely on the investment adviser’s skill in assessing the potential returns of securities in which the Fund invests and in determining the allocation of the Fund’s assets among stocks, bonds and cash equivalents. It also depends on the investment adviser’s use of hedging strategies that may not be employed by many other mutual funds, and there is no assurance that these strategies will be successful. The use of hedging strategies to vary the Fund’s exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund. Also, because the Fund’s investment position at any given time will vary depending on the investment adviser’s assessment of current conditions in the stock and bond markets, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than would be the case for funds that do not employ strategies similar to those employed by the Fund. For example, if the Fund has taken a defensive posture by hedging its positions to reduce the sensitivity of its portfolio to stock or bond market fluctuations, and the market advances, the return to investors in the Fund will be lower than if the portfolio had maintained a larger exposure to the market. Alternatively, if the Fund has increased the sensitivity of its portfolio to stock or bond market fluctuations, the Fund will experience a larger loss in the event of a market decline. The investment adviser’s assessment of market conditions may not account for every possible factor, and some factors may be deemed more significant than others.

Hussman Strategic Allocation Fund | Risks of Bonds
Prospectus [Line Items]
Risk [Text Block]

Risks of Bonds

General movements in interest rates will affect the prices of the fixed-income securities in which the Fund invests and thus, the Fund’s share price, on a daily basis. Significant declines are possible both in the prices of fixed-income securities generally and in the prices of specific securities held by the Fund.

Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to change, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. It is difficult to accurately predict the direction of interest rates. When interest rates rise, bonds in the Fund’s portfolio are likely to decline in price. Such price declines will be proportionally greater when the Fund’s holdings of bonds emphasize bonds having longer maturities, which have greater interest rate risk and sensitivity to changes in interest rates than bonds having shorter maturities.

The Fund could lose money if the issuer of a bond in which it has invested fails to make scheduled principal or interest payments, or if the credit rating of the issuer is downgraded. Corporate debt has the greatest degree of credit risk among the bonds in which the Fund may invest. Although the Fund only purchases bonds and corporate debt having specified ratings, a security’s rating may thereafter be lowered. In such event, the Fund is not required to liquidate the position. When a debt security is rated below investment-grade (a so-called “junk” bond), it may be more difficult for the Fund to sell the security at a price approximating its market value, and there is greater risk of default in the payment of interest and principal.

Hussman Strategic Allocation Fund | Cash Equivalents
Prospectus [Line Items]
Risk [Text Block]

Cash Equivalents

If the general stock or bond market advances during a time when the Fund holds a large amount of cash equivalents, the Fund’s investment return might be lower than if it had invested a larger percentage of its assets in stocks or fixed income investments. When the Fund invests in shares of money market mutual funds, the Fund bears its pro rata share of the fees and expenses of those funds, which are in addition to the Fund’s own fees and expenses. As of June 30, 2025, the Fund had approximately 31.7% of its net assets invested in cash equivalents.

Hussman Strategic Allocation Fund | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

Hussman Strategic Allocation Fund | Hedging and Derivatives Risks
Prospectus [Line Items]
Risk [Text Block]

Hedging and Derivatives Risks

The Fund may hedge its investment exposure to stocks by purchasing put options on stock indices; by writing covered call options on stocks which the Fund owns; by writing call options on stock indices; or by establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment adviser to be correlated with the Fund’s portfolio of common stocks. The Fund may hedge its investment exposure to bonds by effecting short sales of Treasury bond futures. To the extent the Fund hedges its investment positions as part of its investment program, its investment performance may deviate significantly from the performance of a passive investment portfolio of stocks and bonds for substantial portions of a market cycle. When market conditions are unfavorable in the view of the investment adviser and the Fund’s holdings are hedged, the Fund may not benefit from general advances in the stock or bond markets to the same extent as if the Fund was not hedged. The Fund’s hedging strategy may also result in the investment performance of the Fund having limited correlation with the performance of the general stock and bond markets for meaningful periods of time.

The derivatives used by the Fund for hedging purposes are subject to specific risks. When the Fund hedges by purchasing put options on stock indices, the Fund may incur a net loss of time value on the purchased options. When the Fund hedges by writing covered call options on stocks which the Fund owns, the Fund may not benefit from price advances in those stocks to the same extent that it would if the Fund had not employed hedging. When the Fund hedges its portfolio using short stock index futures, short Treasury bond futures, or option combinations (such as simultaneously writing stock index call options and purchasing stock index put options), the Fund may incur a loss even when its portfolio is hedged if the returns on its positions in stocks and bonds do not exceed the returns of the securities and financial instruments used to hedge. This is known as “tracking risk” (or alternatively, “basis risk”).

The Fund does not invest solely in the securities that are included in any index or invest in business sectors in the same proportion as such sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular business sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying the options are unchanged. The Fund may purchase futures contracts on broad-based stock indices to obtain investment exposure to the stock market, and may purchase futures contracts on U.S. Treasury securities to obtain investment exposure to the bond market. These purchases seek capital appreciation or income, consistent with the Fund’s investment objective and policies. When a futures contract is purchased by the Fund, the risk assumed by the Fund is the same as if the Fund had directly invested in the stocks comprising the underlying stock index or in U.S. Treasury securities in the same amount as the notional value of the futures contract.

Hussman Strategic Allocation Fund | Monetary Policy and Political Risk
Prospectus [Line Items]
Risk [Text Block]

Monetary Policy and Political Risk

In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board kept the federal funds rate near 0% and purchased large quantities of U.S. Government securities in the open market (i.e., quantitative easing) in an effort to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. In 2020, Congress approved stimulus intended to offset the severity and duration of the adverse economic effects of COVID-19 and related business activity disruptions. In 2022, the Federal Reserve Board aggressively raised interest rates and sold some of the U.S. Government securities on its balance sheet (i.e., quantitative tightening) in an effort to address rising inflation. Although the Federal Reserve has begun to lower interest rates, economic or other factors, such as inflation, could stop these changes. There is a risk that future actions by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or increases or decreases in its holdings of U.S. Government securities, could result in increased volatility and less liquidity in the U.S. financial markets and the securities in which the Fund invests.

Hussman Strategic Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.